Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Skillz Inc
Entity Central Index Key	0001801661
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false